Properties Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010 property	Dec. 31, 2009 property
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	5	13	28
Properties held for sale obtained in settlement of accounts receivable	$ 1,479,405	$ 2,091,056	$ 3,471,273
Gain (loss) from sale of properties held for sale	417,610	1,348,003	(121,639)
Carrying amount of properties held for sale	$ 1,287,157	$ 4,457,709
Residential properties
Properties Held for Sale
Number of properties held for sale	3	3
Commercial properties
Properties Held for Sale
Number of properties held for sale	2	18